Additional cash flows information (Tables)	3 Months Ended
Nov. 30, 2024
Additional cash flows information.
Summary of financing and investing activities not involving cash

	Three months	Three months
	ended November 30,	ended November 30,
	2024	2023
	$	$
Additions to right-of-use assets	—	38,283
Share subscription receivable	60,659	—
Conversion of Series A Convertible Preferred Shares	136,689